Commitments and Contingencies	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Commitments and Contingencies

8. Commitments and Contingencies

In connection with the acquisition of 65% of the common shares in TIPPT Media, Inc. on December 23, 2011, the Company agreed to provide TIPPT Media, Inc. a credit facility of $20,000, with interest to accrue at the rate of four percent (4%) per annum and be payable at its maturity in 5 years (the “TIPPT Loan”).  The facility is secured by the remaining 35% of the common shares of TIPPT Media, Inc owned by TIPPT, LLC, subject to release under certain circumstances described in the loan agreement in the event the shares are converted into common shares of FNCX.   The credit facility may be drawn for approved expenses in accordance with the budget approved at the time of the commitment, as updated quarterly.  (See Note 5, “Acquisitions”). As of December 31, 2011, no funds had been drawn by TIPPT Media, Inc. under the TIPPT Loan.

In connection with the purchase from Trusted Opinion Inc. of the Loyalize assets, as described in Note 5, “Acquisitions”, the Company is obligated to also fund as a purchase price adjustment the difference, if any, in the amount by which $1,839 exceeds the calculated value (computed based on the average closing price of its common shares during the 20 days prior to December 31, 2012) of the 275,038 shares on December 31, 2012, either in cash or in common shares of the Company, at Buyer’s election, provided that such additional consideration shall not be payable until claims which remain subject to determination and secured by all the Escrowed Shares are no longer outstanding and the additional consideration shall be eliminated to the extent final claims exceed the value of the shares then remaining in escrow.

There are no lawsuits or claims pending against the Company.

7. Commitments and Contingencies

Total rent expense for the Company under operating leases for the years ended June 30, 2011 and 2010 was less than $65 and $0, respectively. The Company’s future minimum rental commitments under noncancelable operating leases are as follows:

(in thousands)
Years Ending June 30,
2012	$338
2013	595
2014	611
2015	628
2016	647
Thereafter	3,912

Total	$6,731

As of June 30, 2011, the Company has entered into employment contracts with certain key executives and employees, which include provisions for severance payments in the event of specified terminations of employment. Expected payments under existing employment contracts are as follows:

(in thousands)
Year Ending June 30,
2012	$2,229
2013	2,326
2014	2,427
2015	2,534
Thereafter	—

Total	$9,516

As of June 30, 2011, the Company has entered into an agreement for network services with Carpathia Hosting Inc. (“Carpathia”) for a two-year term.  The anticipated payments under this agreement are $71 per month.  The exact amount may vary from month to month depending on usage and additional services which may be supplied by Carpathia.

There are no lawsuits or claims pending against the Company.